Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt [Abstract]
Debt - Long-term debt [Text Block]

Philips Group

Long-term debt

in millions of EUR unless otherwise stated

	amount outstanding in 2021	Current portion	Non-current portion	Between 1 and 5 years	amount due after 5 years	average remaining term (in years)	average rate of interest
USD bonds	1,313		1,313	255	1,058	15.1	6.3%
EUR bonds	3,233		3,233	2,242	991	4.4	1.0%
Forward contracts	934	196	738	738		1.6
Lease liability	1,220	257	963	580	383	4.2	2.1%
Bank borrowings	203	1	202	202		3.2	0.1%
Other long-term debt	30	5	26	18	8	8.6	3.5%
Long-term debt	6,933	459	6,473	4,034	2,439	6.0	2.1%

Philips Group

Long-term debt

in millions of EUR unless otherwise stated

	amount outstanding in 2020	Current portion	Non-current portion	Between 1 and 5 years	amount due after 5 years	average remaining term (in years)	average rate of interest
USD bonds	1,210		1,210	122	1,088	16.1	6.3%
EUR bonds	3,229		3,229	1,494	1,735	5.4	1.0%
Forward contracts	982	869	113	113		0.9
Lease liability	1,216	267	948	596	352	3.9	2.1%
Bank borrowings	205	1	203	3	200	4.1	0.2%
Other long-term debt	16	15				1.0	0.0%
Long-term debt	6,857	1,153	5,705	2,329	3,376	6.3	2.0%

Debt - Unsecured Bonds [Text Block]

Philips Group

Unsecured Bonds

in millions of EUR unless otherwise stated

	effective rate	2020	2021
Unsecured EUR Bonds
Due 9/06/2023; 1/2%	0.634%	500	500
Due 5/02/2024; 3/4%	0.861%	500	500
Due 22/05/2026; 1/2%	0.608%	750	750
Due 5/02/2028; 1 3/8%	1.523%	500	500
Due 30/03/2025; 1 3/8%	1.509%	500	500
Due 30/03/2030; 2%	2.128%	500	500
Unsecured USD Bonds
Due 5/15/2025; 7 3/4%	7.429%	51	56
Due 6/01/2026; 7 1/5%	6.885%	111	120
Due 5/15/2025; 7 1/8%	6.794%	68	74
Due 11/03/2038; 6 7/8%	7.210%	591	641
Due 3/15/2042; 5%	5.273%	407	441
Adjustments1)		(39)	(37)
Unsecured Bonds		4,439	4,545

1)Adjustments related to both EUR and USD bonds and concern bond discounts, premium and transaction costs.

Debt - Lease liabilities [Text Block]

Philips Group

Lease liabilities

in millions of EUR

	2020			2021
	future minimum lease payments	interest	present value of minimum lease payments	future minimum lease payments	interest	present value of minimum lease payments
Less than one year	290	23	267	280	22	257
Between one and five years	651	55	596	636	56	580
More than five years	384	31	352	417	34	383
Lease liability	1,325	109	1,216	1,333	113	1,220

Debt - Short-term debt [Text Block]	Philips Group Short-term debt in millions of EUR
	2020	2021
Short-term bank borrowings	76	47
Current portion of long-term debt	1,153	459
Short-term debt	1,229	506